Tax assets and liabilities (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Tax credits recognized in equity	R$ 339,389,357	R$ 139,356,609	R$ 4,853,421
Measurement of securities at fair value through other comprehensive income	333,401,042	136,550,936	2,061,631
Measurement of cash flow hedge	2,607,676	223,487	758,045
Measurement of investment hedge	562,353	562,353	562,352
Measurement of defined benefit plan	2,818,286	2,019,833	1,471,393
Tax expenses recognized in equity	(346,808,871)	(140,799,732)	(1,474,107)
Measurement of securities at fair value through other comprehensive income	(335,837,710)	(133,417,362)	(1,465,965)
Measurement of cash flow hedge	(2,628,353)	(430,444)
Measurement of investment hedge	(1,421,361)	(1,421,361)
Measurement of defined benefit plan	(6,921,447)	(5,530,565)	(8,142)
Total	R$ (7,419,514)	R$ (1,443,123)	R$ 3,379,314